Description of Organization and Business Operations - Summary of Reclassification of Selected Items In The Income Statement (Detail) - USD ($)	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Change in fair value of redeemable warrant liability	$ (2,204,822)	$ 7,848,750
Net income (loss)	$ (2,500,565)	$ 4,235,791
Common Class A [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Basic and diluted net loss per share	$ (4.18)	$ 0.10
Common Class B [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Basic and diluted net loss per share	$ (4.18)	$ 0.10
Previously Reported [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Change in fair value of redeemable warrant liability	$ 0
Net income (loss)	$ (295,743)
Previously Reported [Member] | Common Class A [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Basic and diluted net loss per share	$ 0
Previously Reported [Member] | Common Class B [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Basic and diluted net loss per share	$ (0.20)
Revision of Prior Period, Adjustment [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Change in fair value of redeemable warrant liability	$ (2,204,822)
Net income (loss)	$ (2,204,822)
Revision of Prior Period, Adjustment [Member] | Common Class A [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Basic and diluted net loss per share	$ (4.18)
Revision of Prior Period, Adjustment [Member] | Common Class B [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Basic and diluted net loss per share	$ (3.98)